GOING CONCERN (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
GOING CONCERN [Abstract]
Net Income (Loss) Attributable to Parent	$ (3,130,602)	$ (24,851)	$ (2,395,053)	$ (1,198,134)
Net cash used in operating activities	$ 555,372	$ (680,163)	$ (4,324,271)	$ (89,152)